Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,076,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,311.61
Total Offset Amount	0.00
Net Fee	$ 1,311.61
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A